Inventories (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Inventories [Line Items]
Finished Goods	€ 774,133,000	€ 672,851,000
Health care supplies	391,593,000	343,351,000
Raw materials and purchased components	224,054,000	193,295,000
Work in process	77,023,000	81,282,000
Inventories	1,466,803,000	1,290,779,000
Unconditional purchase agreement of materials	492,062,000
Committed purchase agreements of materials	262,362,000
Allowances on Inventories	€ 62,990,000	€ 47,239,000